CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Assets:
Cash and due from banks		¥ 1,681,209	¥ 1,600,555
Interest-bearing deposits in other banks		46,145,119	47,133,541
Call loans and funds sold		481,275	858,806
Receivables under resale agreements		16,932,681	11,623,438
Receivables under securities borrowing transactions		2,408,249	2,694,107
Trading account assets		27,317,435	26,753,109
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,416,772 million at March 31, 2021 and ¥1,181,431 million at September 30, 2021), net of allowance		26,198,712	27,853,035
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥97,949 million at March 31, 2021 and ¥638,229 million at September 30, 2021)	[1],[2]	1,395,648	887,149
Equity securities		4,191,638	3,785,916
Other investments		554,301	515,346
Loans (Notes 4 and 5)		87,185,770	88,580,867
Allowance for credit losses on loans		(665,228)	(650,849)
Loans, net of allowance		86,520,542	87,930,018
Premises and equipment—net		1,746,873	1,811,458
Due from customers on acceptances		218,862	237,348
Accrued income		307,345	316,834
Goodwill		92,695	92,695
Intangible assets		51,944	56,121
Deferred tax assets		38,017	44,970
Other assets (Note 6)		6,487,093	7,457,028
Total assets		222,769,638	221,651,474
Liabilities and equity:
Noninterest-bearing deposits		27,384,101	29,818,303
Interest-bearing deposits		93,537,394	92,037,375
Noninterest-bearing deposits		2,268,745	2,332,218
Interest-bearing deposits		25,809,953	26,822,708
Due to trust accounts		408,840	380,793
Call money and funds purchased		1,431,316	1,312,790
Payables under repurchase agreements (Note 19)		22,277,794	18,607,147
Payables under securities lending transactions (Note 19)		1,441,179	1,208,031
Other short-term borrowings		9,039,376	9,085,912
Trading account liabilities		9,134,179	10,877,538
Bank acceptances outstanding		218,862	237,348
Income taxes payable		55,571	56,665
Deferred tax liabilities		33,241	76,957
Accrued expenses		160,666	194,303
Long-term debt		12,021,499	11,706,471
Other liabilities (Note 6)		7,504,781	7,208,758
Total		212,727,497	211,963,317
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 4,800,000,000 shares at March 31, 2021 and September 30, 2021, and issued 2,539,249,894 shares at March 31, 2021 and September 30, 2021		5,816,365	5,826,863
Retained earnings		3,184,789	2,967,385
Accumulated other comprehensive income(loss), net of tax (Note 8)		355,785	318,114
Less: Treasury stock, at cost-Common stock 3,889,782 shares at March 31, 2021, and 4,599,386 shares at September 30, 2021		(8,164)	(7,124)
Total MHFG shareholders' equity		9,348,775	9,105,238
Noncontrolling interests		693,366	582,919
Total equity		10,042,141	9,688,157
Total liabilities and equity		222,769,638	221,651,474
Consolidated VIEs
Assets:
Cash and due from banks		1,153	315
Interest-bearing deposits in other banks		34,392	46,143
Call loans and funds sold		150,820	269,030
Trading account assets		2,594,147	2,539,589
Investments (Note 3):
Investments		129,096	100,928
Loans, net of allowance		8,390,651	8,277,276
Other assets (Note 6)		499,485	540,124
Total assets		11,799,744	11,773,405
Liabilities and equity:
Payables under securities lending transactions (Note 19)		59,652	73,630
Other short-term borrowings		56,562	36,546
Trading account liabilities		6,551	58,935
Long-term debt		836,880	593,719
Other liabilities (Note 6)		1,020,897	954,599
Total		¥ 1,980,542	¥ 1,717,429

[1]	Accrued interest receivables are excluded from amortized cost, of which the amount were ¥10,379 million at March 31, 2021, and ¥8,951 million at September 30, 2021 and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥13,617 million at March 31, 2021, and ¥11,466 million at September 30, 2021.